Revenue (Tables)	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue	Revenue disaggregated by customer profile is as follows:

	Three Months Ended		Six Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
	(in thousands)		(in thousands)

Top client	$110,356	$74,932	$274,650	$156,199
Clients 2-5	246,094	179,018	475,994	381,996
Clients 6-10	116,237	86,449	239,130	160,800
Clients 11-25	158,577	101,417	296,432	231,501
Other	239,891	178,412	443,147	404,834

Total	$871,155	$620,228	$1,729,353	$1,335,330